Document and Entity Information	Sep. 08, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001702510
Document Type	8-K
Document Period End Date	Sep. 08, 2026
Entity Registrant Name	CARLYLE CREDIT SOLUTIONS, INC.
Entity Incorporation State Country Code	MD
Entity File Number	814-01248
Entity Tax Identification Number	81-5320146
Entity Address, Address Line One	One Vanderbilt Avenue
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	813-4900
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true